CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent company only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments (deficit) in subsidiaries” and the loss of the subsidiaries is presented as “share of losses of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The parent company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of March 31, 2023 and 2024.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Balance sheets

	March 31, 2023	March 31, 2024
	RMB	RMB

ASSETS

Cash and cash equivalents	62,244	2,206
Amounts due from intra-Group entities	9,085,314	10,012,615
Other receivables	2,065	2,306
Prepaid expenses	118	316

Total assets	9,149,741	10,017,443

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT

Other payables and other current liabilities	31,624	11,922
Investment deficit in subsidiaries	9,605,620	10,205,332
Amounts due to intra-Group entities	90,112	93,040
Warrant liabilities	8	-

Total liabilities	9,727,364	10,310,294

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Balance sheets (Continued)

	March 31, 2023	March 31, 2024
	RMB	RMB
Mezzanine equity

Senior convertible preferred shares (US$0.0001 par value, 1,720,000,000 and 9,900,000,000 shares authorized as of March 31, 2023 and 2024, respectively; 1,151,221,338 and nil issued and outstanding as of March 31, 2023 and 2024, respectively)	1,245,721	-
Subscription receivable from preferred shareholders	(550,074)	-

Total mezzanine equity	695,647	-

Shareholders’ deficit

Ordinary shares (US$0.0001 par value, 8,280,000,000 and 190,100,000,000 shares authorized as of March 31, 2023 and 2024, respectively; 1,370,016,554 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2023; 56,340,671,538 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2024)	806	39,806
Additional paid-in capital	15,451,803	18,928,837
Subscription receivable from shareholders	-	(107,879)
Accumulated other comprehensive income	220,185	225,090
Accumulated deficit	(16,946,064)	(19,378,705)
Total shareholders’ deficit	(1,273,270)	(292,851)

Total liabilities, mezzanine equity and shareholders’ deficit	9,149,741	10,017,443

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Statements of comprehensive loss

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Operation expense
Sales and marketing	-	-	-
Research and development	-	-	-
General and administrative	(39,398)	(64,254)	(73,236)
Provision for credits losses, net	-	(273)	-
Total operating expenses	(39,398)	(64,527)	(73,236)

Loss from operations	(39,398)	(64,527)	(73,236)

Share of loss of subsidiaries	(293,128)	(331,935)	(299,613)
Interest expense, net	-	13	(546)
Other income, net	3,303	16,560	12,746
Foreign exchange (loss)/gain	(231)	(1)	38
Fair value impact of the issuance of senior convertible preferred shares	186,231	242,733	(11,776)
Net loss	(143,223)	(137,157)	(372,387)

Deemed dividend to preferred shareholders due to triggering of a down round feature	-	(755,635)	(2,060,254)
Net loss attributable to ordinary shareholders	(143,223)	(892,792)	(2,432,641)

Net loss	(143,223)	(137,157)	(372,387)
Other comprehensive income/(loss)
Foreign currency translation	70,714	(68,276)	4,905
Total comprehensive loss	(72,509)	(205,433)	(367,482)

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

28. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Statements of cash flow

	For the fiscal year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Net cash (used in)/generated from operating activities	(52,104)	187	(11,150)
Net cash used in investing activities	-	-	(204,327)
Net cash generated from financing activities	52,379	62,300	153,269
Effect of exchange rate changes on cash and cash equivalents	(22)	(842)	2,170
Net increase/(decrease) in cash and cash equivalents	253	61,645	(60,038)
Cash and cash equivalents at beginning of the period	346	599	62,244
Cash and cash equivalents at end of the period	599	62,244	2,206